Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 19,600	$ 17,700	$ 45,900	$ 49,700	$ 44,700
Other accounts receivable, net of allowance	100	600		700
Short-term investments	14,500	20,900		19,300
Prepaid expenses and other assets	300	700		2,700
Total current assets	34,500	39,900		72,400
Non-current assets:
Property and equipment, net	200	200		300
Total assets	34,700	40,100		72,700
Current liabilities:
Accounts payable	1,300	1,400		3,900
Accrued expenses and other current liabilities	2,200	2,900		3,600
Short-term note payable	200	200		400
Liability related to sale of future royalties, current portion	1,500	1,400		1,300
Total current liabilities	5,200	5,900		9,200
Long-term note payable, net of current portion	100	100		300
Liability related to sale of future royalties, net of current portion	15,400	15,300		16,800
Other long-term liabilities, net of current portion	100	100		200
Total liabilities	20,800	21,400		26,500
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.10 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.10 par value; 200,000,000 shares authorized; 38,649,237 shares and 38,640,487 shares issued and outstanding at June 30, 2017 and June 30, 2016, respectively	3,900	3,900		3,900
Additional paid-in capital	160,100	159,600		157,600
Accumulated other comprehensive income	19,000	19,000		19,000
Accumulated deficit	(169,100)	(163,800)		(134,300)
Total stockholders’ equity	13,900	18,700		46,200	$ 69,500
Total liabilities and stockholders’ equity	$ 34,700	$ 40,100		$ 72,700